Treasury Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Treasury Stock

14	TREASURY STOCK
Treasury stock account includes 106,014 ordinary shares repurchased from eligible employees under ESIP No.

1 and ESIP No.

2 and 3,023,138 ordinary shares repurchased from the open market as of December 31, 2022.
The Company repurchased 61,026 restricted shares from one of the Founder for RMB4,270 during the years ended December 31, 2021.
The Company modified the award agreements with two senior management under ESIP No. 1 and ESIP No. 2, repurchased 163,877 restricted shares for RMB16,412 (US$2,380) in cash during the year ended December 31, 2022, which was accounted for as a modification of the original award. The Company recorded RMB4,984 (US$723) in treasury stock and the remaining amount of RMB11,428 (US$1,657) was treated as the incremental compensation cost and recorded in additional paid-in capital.
In June 202
2
, the Company entered into a US$10 million accelerated share repurchase (“ASR”) agreement with Bank of America. The Company paid US$10 million in cash and received 3,023,138 shares of its
 common stock and recorded

treasury stock of

RMB57,193 (US$8,555) treasury stock
.

The difference between the repurchase consideration
and
fair value of the Company’s ordinary shares as of the repurchase date was
 RMB9,657 (US$1,445)
and recorded as a debit to
additional paid-in capital. The total number of shares repurchased wa
s based on a combined discounted volume-weighted average price (“VWAP”) of US$3.3078 per share, which wa
s determined based on the average of the daily VWAP of

the

Company’s
common stock, less a fixed discount, over the term of the ASR agreement.

Repurchased stock is reserved for future issuance upon the
exercise
of the Company’s vested share options and hence classified as treasury stock.